Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes
Stockholders' Equity

6 - Stockholders’ Equity

Common Stock

The Company is authorized to issue up to 100,000,000 shares of Common Stock.  As of March 31, 2013, there are 22,104,816 shares of Common Stock issued and outstanding. All shares of Common Stock are entitled to participate in any distributions or dividends that may be declared by the Board of Directors, subject to any preferential dividend rights of outstanding shares of our Preferred Stock, if any. Subject to prior rights of creditors, all shares of Common Stock are entitled, in the event of our liquidation, dissolution or winding up, to participate ratably in the distribution of all our remaining assets. Our Common Stock has no preemptive or conversion rights or other subscription rights.

Preferred Stock

There are 10,000,000 shares of Preferred Stock authorized for issuance. As of March 31, 2013, there are no shares of Preferred Stock issued and outstanding.

Series M Preferred Stock

In connection with the ADVN merger and pursuant to the filing of a Certificate of Designation with the Nevada Secretary of State on August 28, 2012, the Board of Directors of the Company authorized the issuance of Class M Preferred Stock. Pursuant to the Merger Agreement, the Company agreed to issue shares of its Class M Preferred to the ADVN Owners in exchange for the shares of ADVN common stock and preferred stock (and to issue new options for shares of ADVN common stock underlying ADVN options).

Holders of the Class M Preferred were entitled, on a post-Automatic Conversion basis, to the same rights and privileges, including voting rights, as holders of our common stock. The holders of our Class M Preferred Stock were entitled to 100 votes per share and one vote per common share on a post-Automatic Conversion and post-Reverse Stock Split basis on all matters to be voted on by the stockholders.  Pursuant to the Merger Agreement, the Company increased the number of shares of common stock that the Company is authorized to issue from 25,000,000 shares to 100,000,000 shares (the “Authorized Share Increase”). The Authorized Share Increase was affected by the Company filing an amendment to its Articles of Incorporation pursuant to a special meeting of shareholders on March 4, 2013.  Upon the effectiveness of the Authorized Share Increase on March 4, 2013, all of the issued and outstanding shares of Class M Preferred automatically converted into shares of the Company’s common stock at the Exchange Ratio of 100:1.

Warrants and Options

As of March 31, 2013, we have the following warrants and options outstanding:

Common Stock Warrants

Warrant summary	Number of warrants outstanding	Exercise price	Maximum proceeds	Expiration Date
Warrants issued in the preferred stock private placement	184,625	$ 12.00	2,215,500	02/28/2014
Warrants issued upon conversion of preferred stock	869,750	$ 8.50	7,392,875	02/28/2014
Warrants issued our initial public offering	881,901	$ 10.00	8,819,010	02/28/2014
Warrants issued to our underwriters	95,000	$ 14.00	1,330,000	02/28/2014
Warrants issued with 10% convertible notes	100,000	$ 6.50	650,000	11/05/2014
Warrants issued with 8% convertible notes	1,157,392	$ 4.00	4,629,568	07/31/2013
Warrants issued with 8% convertible notes	1,157,392	$ 6.00	6,944,352	07/31/2014
Total	4,446,060	various	31,981,305	various

Options

We assumed the option plan of Ad-Vantage, under which options for the purchase of 3,729,916 shares of ADVN common stock were outstanding at the closing of the Merger (the “Outstanding ADVN Options”).  The Outstanding ADVN Options were converted into options to purchase 3,729,916 shares of the Company’s Common Stock after giving effect to the Automatic Conversion of the Class M Preferred stock and expire in 2021 and 2022.  At the closing of the Merger, there were 42,500 options outstanding to purchase the Company’s Common Stock which were exercised in October, 2012. Following the Merger, a total of 390,000 incentive stock options to purchase common stock were granted in October, 2012. As of March 31, 2013, there were 4,119,916 options outstanding to purchase the Company’s Common Stock.

The ADVN Board of Directors adopted the ADVN Plan in September 2010. The ADVN Plan provided long-term incentives to employees, members of the Board, and advisers and consultants of the Company who were able to contribute towards the creation of or have created stockholder value by providing them stock options and other stock and cash incentives. Provisions such as vesting, repurchase and exercise conditions and limitations were determined by the ADVN Board of Directors on the grant date. The total number of shares that could be issued pursuant to the ADVN Plan could not exceed 1,250,000 shares, subject to adjustment in the event of certain recapitalizations, reorganizations, and similar transactions.

As of March 31, 2013, 1,115,521 options had been granted under the ADVN Plan, and 929,917 remained outstanding at the time of the Merger, at which time they were converted into options to purchase 929,917 shares of the Company’s Common Stock for after giving effect to the Automatic Conversion of the Class M Preferred stock. No options will be granted under the ADVN Plan following the Merger.

A total of 390,000 common stock options were granted under the Company’s premerger option plan (JMG Exploration, Inc. Equity Compensation Plan - the “JMG Plan”) during the three month period ended December 31, 2012, which are exercisable at $7.96 per share with 25% vesting on October 1st, 2013, and 1/36 of the remainder vesting on the first of each month thereafter. Options granted by the Company following the Merger will be granted under the JMG Plan.

The following summaries information concerning outstanding and exercisable common stock options:

	Number of Options	Weighted average exercise price per share	Weighted- Average Remaining Contractual Life
Outstanding at December 31, 2012	390,000	$7.96	6.79 years
Exercised	--	--
Granted	--	--
Conversion of Class M Preferred options
Outstanding at March 31, 2013	390,000	$7.96	6.55 years
Exercisable at March 31, 2013	-	-	-

Class M Preferred Stock options

Upon the merger, all issued and outstanding options, warrants and other rights to acquire shares of ADVN common stock (collectively, “ADVN Options”) were converted into options, warrants or other rights to acquire shares of Class M Preferred (collectively, “Parent Class M Preferred Stock Options”) at the Exchange Ratio, with such Class M Preferred Stock Options having the same terms and being subject to the same conditions as the ADVN Options, provided, however, that upon the consummation of the Authorized Share Increase and the Reverse Stock Split all of the Class M Preferred Stock Options shall, without the requirement of any further action, convert into options for shares of MediaShift common stock, with such conversion occurring at the Conversion Ratio.  No ADVN Option has accelerated vesting in connection with the Merger.

During the year ended December 31, 2012, ADVN granted 518,837 (5,188.37 of Class M Preferred) stock options under the ADVN Plan to certain employees, directors, and advisers, respectively. A total of 150,000 (1,500 of Class M Preferred) options vest monthly over a 24 month period and 368,837 (3,688.37 Class M Preferred) options vest one quarter (1/4) after one year and the balance over a 36 month period. ADVN also issued 2,799,999 non-qualified stock options outside the ADVN Plan to be allocated among senior management, fully vesting at the closing of the Merger with JMG and exercisable at $1.14 per share. These stock options were converted into options to purchase 2,799,999 shares of the Company’s common stock (27,999.99 shares of Class M Preferred). Upon the consummation of the Authorized Share Increase and the Reverse Stock Split on March 12, 2013, all 37,299 Class M Preferred Stock options were converted to 3,729,916 common stock options.

A summary of ADVN Class M Preferred stock option activity from December 2010 through March 31, 2013 is as follows:

	Number of Options	Weighted Average exercise price per share	Weighted- Average Remaining Contractual Life
Outstanding at December 31, 2012, Class M Preferred	37,299	$1.0493	6.47 years
Conversion of Class M Preferred options to common stock options	3,692,617
Outstanding at March 31, 2013, common stock	3,729,916	1.0493	6.23 years

The exercise price and vesting period of each stock option is specified by the Board of Directors at the time of grant. The stock options expire seven years after the grant date, except for the stock options vesting upon the Merger, which expire six years after the vesting date.

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The expected life assumption is based on the expected life assumptions of similar entities. Expected volatility is based on actual share price volatility of similar companies of the preceding twelve months. The risk-free interest rate is the yield currently available on U.S. Treasury zero-coupon issues with an expected term ranging from 2.5 to 5 years used as the input to the Black-Scholes model. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods as options vest, if actual forfeitures differ from those estimates. During the years ended December 31, 2012 and 2011, the Company experienced no forfeitures. No options were granted in 2013 as of March 31, 2013.

The weighted average grant date fair value of options granted during 2012 amounted to $0.654 per option using the Black Scholes pricing model using the following assumptions:

Weighted average risk-free interest rate	0.90%
Expected life in years	7.00
Expected volatility	78%
Expected dividends	0

As of March 31, 2013 there was $2,682,830 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of approximately 5.20 years.

7 - Stockholders’ Equity

Common Stock

The Company is authorized to issue up to 25,000,000 shares of Common Stock (increased to 100,000,000 effective March 4, 2013.)  As of December 31, 2012, there are 2,771,705 shares of Common Stock issued and outstanding. The holders of our Common Stock are entitled to one vote per share. The holders of our Class M Preferred Stock are entitled to 200 votes for each Class M Preferred share they own on all matters to be voted on by the stockholders. All shares of Common Stock and Series M Preferred Stock are entitled to participate in any distributions or dividends that may be declared by the Board of Directors, subject to any preferential dividend rights of outstanding shares of our Preferred Stock. Subject to prior rights of creditors, all shares of Common Stock are entitled, in the event of our liquidation, dissolution or winding up, to participate ratably in the distribution of all our remaining assets. Our Common Stock has no preemptive or conversion rights or other subscription rights.

Preferred Stock

There are 10,000,000 shares of Preferred Stock authorized for issuance. As of December 31, 2012, there are 169,973.88 shares of Series M Preferred Stock issued and outstanding.

Series M Preferred Stock

In connection with the Ad-Vantage merger and pursuant to the filing of a Certificate of Designation with the Nevada Secretary of State on August 28, 2012, the Board of Directors of the Company authorized the issuance of Class M Preferred Stock. Pursuant to the Merger Agreement, the Company agreed to issue shares of its Class M Preferred to the Ad-Vantage Owners in exchange for the shares of Ad-Vantage common stock and preferred stock (and to issue new options for shares of Ad-Vantage common stock underlying Ad-Vantage options).

Holders of the Class M Preferred are entitled, on a post-Automatic Conversion basis, to the same rights and privileges, including voting rights, as holders of our common stock. The holders of our Class M Preferred Stock are entitled to 100 votes per share and one vote per common share on a post-Automatic Conversion and post-Reverse Stock Split basis on all matters to be voted on by the stockholders.  Pursuant to the Merger Agreement, the Company increased the number of shares of common stock that the Company is authorized to issue from 25,000,000 shares to 100,000,000 shares (the “Authorized Share Increase”). The Authorized Share Increase was effected by the Company filing an amendment to its Articles of Incorporation pursuant to a special meeting of shareholders on March 4, 2013.  Upon the effectiveness of the Authorized Share Increase on March 4, 2013, all of the issued and outstanding shares of Class M Preferred automatically convert into shares of the Company’s common stock at the Exchange Ratio of 100:1 upon regulatory approvals and filings.

Warrants and Options

As of December 31, 2012, we have the following warrants and options outstanding:

Common Stock Warrants

Warrant summary	Number of warrants outstanding	Exercise price per share	Maximum Proceeds ($)	Expiration Date
Warrants issued in the preferred stock private placement	184,625	$ 12.00	2,215,494	02/28/2014
Warrants issued upon conversion of preferred stock	869,750	$ 8.50	7,392,875	02/28/2014
Warrants issued our initial public offering	881,901	$ 10.00	8,819,010	02/28/2014
Warrants issued to our underwriters	95,000	$ 14.00	1,330,000	02/28/2014
Warrants issued with convertible notes	100,000	$ 6.50	650,000	11/05/2014

On November 21, 2012, the Board of Directors authorized extending the expiration date of the warrants outstanding prior to the Merger to February 28, 2014. Except as so extended all other provisions of each class of warrants have not been altered or otherwise amended. A deemed dividend of $3,384,730 for this extension of the warrant expiration dates was calculated using the Black-Scholes option-pricing model.

Options

We assumed the option plan of Ad-Vantage, under which options for the purchase of 3,729,916 shares of Ad-Vantage common stock were outstanding at the closing of the Merger (the “Outstanding Ad-Vantage Options”).  The Outstanding Ad-Vantage Options were converted into options to purchase 37,299.16 shares of Class M Preferred (which represents 3,729,916 shares of the Company’s Common Stock after giving effect to the Automatic Conversion). The Outstanding Ad-Vantage Options expire in 2021 and 2022.  At the closing of the Merger, there were 42,500 options outstanding to purchase the Company’s Common Stock, of which 42,500 were exercised in October, 2012. A total of 390,000 incentive stock options to purchase the Company’s common stock were granted in October, 2012. As of December 31, 2012, there were 390,000 options outstanding to purchase the Company’s Common Stock.

The Ad-Vantage Board of Directors adopted the Ad-Vantage Plan in September 2010. The Ad-Vantage Plan provided long-term incentives to employees, members of the Board, and advisers and consultants of the Company who were able to contribute towards the creation of or have created stockholder value by providing them stock options and other stock and cash incentives. Provisions such as vesting, repurchase and exercise conditions and limitations were determined by the Ad-Vantage Board of Directors on the grant date. The total number of shares that could be issued pursuant to the Ad-Vantage Plan could not exceed 1,250,000 shares, subject to adjustment in the event of certain recapitalizations, reorganizations, and similar transactions.

As of December 31, 2012, 1,115,521 options had been granted under the Ad-Vantage Plan, and 929,917 remained outstanding at the time of the Merger, at which time they were exchanged for 92,991.70 Class M Preferred Options. No options will be granted under the Ad-Vantage Plan following the Merger.

A total of 390,000 common stock options were granted under the Company’s premerger option plan (JMG Exploration, Inc. Equity Compensation Plan- the “JMG Plan”) during the year ended December 31, 2012, which are exercisable at $7.96 per share with 25% vesting on October 1st, 2013, and 1/36 of the remainder vesting on the first of each month thereafter. A total of 42,500 common stock options were outstanding at JMG prior to the merger with Ad-Vantage, of which no options remain unexercised as of December 31, 2012. Options granted by the Company following the Merger will be granted under the JMG Plan.

In June 2012, 117,500 JMG Common Stock Options were exercised providing proceeds of $51,700. In July 2012, 25,000 JMG Common Stock Options were exercised providing proceeds of $7,700. In October 2012, 42,500 JMG Common Stock Options were exercised providing proceeds of $18,700. In October, 2012, common stock options were issued under the JMG Plan to an employee to purchase 390,000 shares of the Company’s Common Stock at $7.96 per share.

The following summaries information concerning outstanding and exercisable stock options:

	Number of Options	Weighted average exercise price per share	Weighted- Average Remaining Contractual Life
Exercisable as at December 31, 2010	227,500	$0.44	-
Cancelled	(50,000)	$0.44	-
Exercisable as at December 31, 2011	177,500	$0.44	-
Exercised	(177,500)	$0.44	-
Granted	390,000	$7.96	6.79 years
Outstanding at December 31, 2012	390,000	$7.96	6.79 years

Class M Preferred Stock options

Upon the merger, all issued and outstanding options, warrants and other rights to acquire shares of Ad-Vantage common stock (collectively, “Ad-Vantage Options”) were converted into options, warrants or other rights to acquire shares of Class M Preferred (collectively, “Parent Class M Preferred Stock Options”) at the Exchange Ratio, with such Class M Preferred Stock Options having the same terms and being subject to the same conditions as the Ad-Vantage Options, provided, however, that upon the consummation of the Authorized Share Increase and the Reverse Stock Split all of the Class M Preferred Stock Options shall, without the requirement of any further action, convert into options for shares of MediaShift common stock, with such conversion occurring at the Conversion Ratio.  No Ad-Vantage Option has accelerated vesting in connection with the Merger.

During the year ended December 31, 2012, Ad-Vantage granted 518,837 (5,188.37 of Class M Preferred) stock options under the Ad-Vantage Plan to certain employees, directors, and advisers, respectively. A total of 150,000 (1,500 of Class M Preferred) options vest monthly over a 24 month period and 368,837 (3,688.37 Class M Preferred) options vest one quarter (1/4) after one year and the balance over a 36 month period. Ad-Vantage also issued 2,799,999 non-qualified stock options outside the Ad-Vantage Plan to be allocated among senior management, fully vesting at the closing of the Merger with JMG and exercisable at $1.14 per share. These stock options were converted into options to purchase 27,999.99 shares of Class M Preferred (which represents 2,799,999 shares of the Company’s Common Stock after giving effect to the Automatic Conversion).

A summary of Ad-Vantage common stock option activity from February 23, 2010 (Date of Inception) through December 31, 2012 is as follows:

	Number of Options	Weighted average exercise price per share	Weighted- Average Remaining Contractual Life
Outstanding at Inception (February 23, 2010)	-	-
Granted, Ad-Vantage Common Stock	302,000	$0.1575	5.65 years
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at December 31, 2010, Ad-Vantage Common Stock	302,000	$0.1575	5.65 years
Granted, Ad-Vantage Common Stock	75,500	$0.1575	6.28 years
Granted, Ad-Vantage Common Stock	219,184	$0.4562	6.96 years
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at December 31, 2011, Ad-Vantage Common Stock	596,684	$0.2672	6.21 years
Granted, Ad-Vantage Common Stock	518,837	$1.1400	6.78 years
Exercised	(185,604)	$0.1575
Granted, Ad-Vantage Common Stock upon Merger	2,799,999	$1.1400	6.87 years
Exchange Conversion from Ad-Vantage Common Stock to Class M Preferred	(3,692,617)	$-
Forfeited	-	-
Expired	-	-
Outstanding at December 31, 2012, Class M Preferred	37,299	$1.0493	6.47 years

The exercise price and vesting period of each stock option is specified by the Board of Directors at the time of grant. The stock options expire seven years after the grant date, except for the stock options vesting upon the Merger, which expire six years after the vesting date.

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The expected life assumption is based on the expected life assumptions of similar entities. Expected volatility is based on actual share price volatility of similar companies of the preceding twelve months. The risk-free interest rate is the yield currently available on U.S. Treasury zero-coupon issues with an expected term ranging from 2.5 to 5 years used as the input to the Black-Scholes model. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods as options vest, if actual forfeitures differ from those estimates. During the years ended December 31, 2012 and 2011, the Company experienced no forfeitures.

The weighted average grant date fair value of options granted during 2012 and 2011 amounted to $0.654 and $0.338 per option, respectively, using the Black Scholes pricing model using the following assumptions:

For the year ending:	December 31,
	2012	2011
Weighted average risk-free interest rate	0.90%	1.72%
Expected life in years	7.00	7.00
Expected volatility	78%	82%
Expected dividends	0	0

As of December 31, 2012 there was $2,845,823 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of approximately 7.90 years.

The following table summarizes information about stock options outstanding at December 31, 2012:

Options outstanding				Options exercisable

Exercise prices	# of shares outstanding	Weighted Average Remaining Contractual Life	Exercise price	# of shares outstanding	Weighted Average Remaining Contractual Life	Exercise price
Common Stock Options:
$7.96	390,000	6.79 years	$7.96	-	6.79 years	$7.96
	390,000			-

Class M Preferred Stock Options:
$15.75	1,510	4.75 years	$15.75	1,510	4.75 years	$15.75
$15.75	409	5.28 years	$15.75	341	5.28 years	$15.75
$45.62	2,192	5.96 years	$45.62	2,192	5.96 years	$45.62
$114.00	438	6.39 years	$114.00	-	-	-
$114.00	100	6.39 years	$114.00	-	-	-
$114.00	100	6.39 years	$114.00	-	-	-
$114.00	1,000	6.39 years	$114.00	-	-	-
$114.00	250	6.39 years	$114.00	-	-	-
$114.00	500	6.60 years	$114.00	-	-	-
$114.00	1,300	6.60 years	$114.00	-	-	-
$114.00	500	6.60 years	$114.00	146	6.60 years	$114.00
$114.00	500	6.60 years	$114.00	125	6.60 years	$114.00
$114.00	500	6.64 years	$114.00	83	6.64 years	$114.00
$114.00	28,000	6.62 years	$114.00	28,000	6.62 years	$114.00
	37,299			32,397

Intrinsic Value of options outstanding and options exercisable For the nine months ended December 31, 2012
Intrinsic Value of Options Outstanding	Intrinsic Value of Options Exercisable	Intrinsic Value of Options Exercised
$ 439,616	$ 417,980	n/a

Dividend

In July 2012, the Company licensed certain specific noncore intellectual property and technology to an affiliated entity in exchange for all of the membership interest in the affiliated entity. The membership interests in the affiliated entity were then transferred as a dividend to the shareholders of record of the Company as of July 2, 2012. The value of the intellectual property was approximately $20,000.

Deemed Dividend

On November 21, 2012, the Board of Directors authorized extending the expiration date of the outstanding warrants to February 28, 2014. Except as so extended all other provisions of each class of warrants have not been altered or otherwise amended. A deemed dividend of $3,384,730 for this extension of the warrant expiration dates was calculated using the Black-Scholes option-pricing model.